Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Reconciliation to total ECL (audited) (Details) - ECL - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,835	£ 3,948
Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,875	3,355
ECL from individually assessed impairments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	835	398
ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,125	£ 195